TRIDAN CORP.
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                          261 West 35th Street, 16th Floor, New York, N.Y. 10001
                                                                  (212) 239-0515

                 NOTICE OF ADDRESS, PHONE AND FAX NUMBER CHANGES

                                       FOR

                                  TRIDAN CORP.
                                       AND
                  TRIDAN CORP. EMPLOYEES' STOCK OWNERSHIP TRUST

                              EFFECTIVE IMMEDIATELY

       TRIDAN CORP. AND TRIDAN CORP. EMPLOYEES' STOCK OWNERSHIP TRUST HAVE
                       MOVED THEIR CORPORATE OFFICES TO:

                        261 WEST 35TH STREET, 16TH FLOOR
                               NEW YORK, NY 10001

                             PHONE # (212) 239-0515

                              FAX # (212) 971-6494

                      PLEASE SEND ALL FUTURE CORRESPONDENCE
                              TO THE ABOVE ADDRESS